Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Share Capital Class A ordinary shares CNY (¥) shares		Share Capital Class A ordinary shares USD ($) shares		Share Capital Class B ordinary Shares CNY (¥) shares		Share Capital Class B ordinary Shares USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 2,617	[1]				[1]			¥ 1,583,017		¥ (29)		¥ 23,064		¥ (321,254)		¥ (2,293)		¥ 1,308,792		¥ 2,593,914
Balance (in Shares) | shares	[1]	4,162,059		4,162,059
Balance (in Shares) | shares	[1]											44,817	44,817
Balance at Jun. 30, 2024		¥ 2,617	[1]				[1]			1,583,017		¥ (29)		23,064		(321,254)		(2,293)		1,308,792		2,593,914
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	4,162,059		4,162,059
Balance (in Shares) at Jun. 30, 2024 | shares	[1]											44,817	44,817
Net income (loss)			[1]				[1]									232,110				81,050		313,160
Foreign currency translation			[1]				[1]											479		432		911
Unrealized net loss on available-for-sale investments			[1]				[1]											(3,085)		(2,560)		(5,645)
Exercise of share option			[1]				[1]			38										37		75
Share-based compensation			[1]				[1]			7,114										8,403		15,517
Injection from non controlling interests			[1]				[1]			48										46		94
Disposal of subsidiaries			[1]				[1]			(1,568)										(2,464)		(4,032)
Accretion of redeemable ordinary shares			[1]				[1]			(1,062)												(1,062)
Provision of statutory reserve			[1]				[1]							132		(132)
Increase of equity interests in a subsidiary			[1]				[1]			(132,650)										128,994		(3,656)
Balance at Dec. 31, 2024		¥ 2,617	[1]	$ 359	[1]		[1]		[1]	1,454,937	$ 199,326	¥ (29)	$ (4)	23,196	$ 3,178	(89,276)	$ (12,231)	(4,899)	$ (671)	1,522,730	$ 208,613	2,909,276	$ 398,570
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	4,162,059		4,162,059
Balance (in Shares) at Dec. 31, 2024 | shares	[1]											44,817	44,817
Balance (in Dollars)		¥ 2,617	[1]	$ 359	[1]		[1]		[1]	1,454,937	199,326	¥ (29)	$ (4)	23,196	3,178	(89,276)	(12,231)	(4,899)	(671)	1,522,730	208,613	2,909,276	398,570
Balance (in Shares) | shares	[1]	4,162,059		4,162,059
Balance (in Shares) | shares	[1]											44,817	44,817
Balance (in Dollars)		¥ 5,973	[1]			¥ 4,379	[1]			1,125,933		¥ (29)		23,216		(517,369)		(6,012)		1,504,082		2,140,173
Balance (in Shares) | shares	[1]	9,273,208		9,273,208		6,666,668		6,666,668
Balance (in Shares) | shares	[1]											44,810	44,810
Balance at Jun. 30, 2025		¥ 5,973	[1]			¥ 4,379	[1]			1,125,933		¥ (29)		23,216		(517,369)		(6,012)		1,504,082		2,140,173
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	9,273,208		9,273,208		6,666,668		6,666,668
Balance (in Shares) at Jun. 30, 2025 | shares	[1]											44,810	44,810
Net income (loss)			[1]				[1]							118		(1,849,407)						(1,849,289)	$ (264,445)
Foreign currency translation			[1]				[1]											3,814				3,814
Issuance of Class A ordinary shares and warrants		¥ 6,460	[1]				[1]			142,762												149,222
Issuance of Class A ordinary shares and warrants (in Shares) | shares	[1]	10,000,000		10,000,000
Acquisition of subsidiaries (Note 3)		¥ 188,734	[1]				[1]			2,954,348				10,000								3,153,082
Acquisition of subsidiaries (Note 3) (in Shares) | shares	[1]	293,896,783		293,896,783
Exercise of share option		¥ 32	[1]				[1]			(32)												¥ 0
Exercise of share option (in Shares) | shares		50,000	[1]	50,000	[1]
Share-based compensation			[1]				[1]			5,216												¥ 5,216
Disposal of subsidiaries			[1]				[1]			411,192				(33,334)		863,918		4,812		(1,504,082)		(257,494)
Accretion of redeemable ordinary shares			[1]				[1]			(1,104)												(1,104)
Balance at Dec. 31, 2025		¥ 201,199	[1]	$ 28,771	[1]	¥ 4,379	[1]	$ 626	[1]	4,638,315	663,270	¥ (29)	$ (4)			(1,502,858)	(214,906)	2,614	374			3,343,620	$ 478,131
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	313,219,991		313,219,991		6,666,668		6,666,668
Balance (in Shares) at Dec. 31, 2025 | shares	[1]											44,810	44,810
Balance (in Dollars)		¥ 201,199	[1]	$ 28,771	[1]	¥ 4,379	[1]	$ 626	[1]	¥ 4,638,315	$ 663,270	¥ (29)	$ (4)			¥ (1,502,858)	$ (214,906)	¥ 2,614	$ 374			¥ 3,343,620	$ 478,131
Balance (in Shares) | shares	[1]	313,219,991		313,219,991		6,666,668		6,666,668
Balance (in Shares) | shares	[1]											44,810	44,810

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025